Transactions and balances with related parties- Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Employee benefits liabilities	$ 4,700	$ 2,484
Related parties
Disclosure of transactions between related parties [line items]
Employee benefits liabilities	$ 1,274	$ 1,474